UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019

13F File Number: 028-10497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (646) 483-0473

Signature, Place and Date of Signing:


 Amrita Ajoomal                New York, New York           May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       74

Form 13F Information Table Value Total: $2,034,960
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                                  NOMININGUE ASSET MANAGEMENT, LLC
                                                            SEC Form 13-F
                                                              03/31/04
                                                    Item #4
                                                     Market        Item #5            Item #6          Item           Item #8
          Item #1              Item #2   Item #3      Value             Sh/    Investment Descretion    #7       Voting Authority
       Name of Issuer           Title     CUSIP     (x$1,000)  Quantity Prn    Sole   Shared  Other    Mgrs  Sole     Shared   Other
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC             common   037833100     65915     2437700 sh     2437700   n/a   n/a     n/a   2437700   n/a     n/a
APPLE COMPUTER INC             common   037833900     41912     1550000 Call   1550000   n/a   n/a     n/a   1550000   n/a     n/a
ASPEN INSURANCE HOLDINGS LTD   common   G05384105     15692      609400 sh      609400   n/a   n/a     n/a    609400   n/a     n/a
AMERICAN GREETINGS CORP-CL A   common   026375105     34824     1529400 sh     1529400   n/a   n/a     n/a   1529400   n/a     n/a
APOLLO GROUP INC-CL A          common   037604105     26330      305600 sh      305600   n/a   n/a     n/a    305600   n/a     n/a
APPLEBEE'S INTL INC            common   037899101     28351      686800 sh      686800   n/a   n/a     n/a    686800   n/a     n/a
BEST BUY CO INC                common   086516901     47577      919900 Call    919900   n/a   n/a     n/a    919900   n/a     n/a
BLACK & DECKER CORP            common   091797100      7806      137100 sh      137100   n/a   n/a     n/a    137100   n/a     n/a
BORDERS GROUP INC              common   099709107     15241      642000 sh      642000   n/a   n/a     n/a    642000   n/a     n/a
BOWNE & CO INC                 common   103043105      3972      232300 sh      232300   n/a   n/a     n/a    232300   n/a     n/a
COMMERCE BANCORP INC/NJ        common   200519106      3162       48000 sh       48000   n/a   n/a     n/a     48000   n/a     n/a
CARNIVAL CORP                  common   143658300     39422      877800 sh      877800   n/a   n/a     n/a    877800   n/a     n/a
CEC ENTERTAINMENT INC          common   125137109     63293     1824000 sh     1824000   n/a   n/a     n/a   1824000   n/a     n/a
CAREER EDUCATION CORP          common   141665109      7974      141000 sh      141000   n/a   n/a     n/a    141000   n/a     n/a
COUNTRYWIDE FINANCIAL CORP     common   222372104     33894      353433 sh      353433   n/a   n/a     n/a    353433   n/a     n/a
CORINTHIAN COLLEGES INC        common   218868107     34588     1047800 sh     1047800   n/a   n/a     n/a   1047800   n/a     n/a
CAPITAL ONE FINANCIAL CORP     common   14040H105     23278      308600 sh      308600   n/a   n/a     n/a    308600   n/a     n/a
COLUMBIA SPORTSWEAR CO         common   198516106     15955      288100 sh      288100   n/a   n/a     n/a    288100   n/a     n/a
COSTCO WHOLESALE CORP          common   22160K105     17233      458200 sh      458200   n/a   n/a     n/a    458200   n/a     n/a
COST PLUS INC/CALIFORNIA       common   221485105     27150      650300 sh      650300   n/a   n/a     n/a    650300   n/a     n/a
HUGHES ELECTRONICS CORP        common   444418107     36966     2403500 sh     2403500   n/a   n/a     n/a   2403500   n/a     n/a
EBAY INC                       common   278642103     70797     1021900 sh     1021900   n/a   n/a     n/a   1021900   n/a     n/a
ITT EDUCATIONAL SERVICES INC   common   45068B109     48011     1538800 sh     1538800   n/a   n/a     n/a   1538800   n/a     n/a
ITT EDUCATIONAL SERVICES INC   common   45068B909     40466     1297000 Call   1297000   n/a   n/a     n/a   1297000   n/a     n/a
CORPORATE EXECUTIVE BOARD CO   common   21988R102      2632       56000 sh       56000   n/a   n/a     n/a     56000   n/a     n/a
FLEETBOSTON FINANCIAL CORP     common   339030108     36293      808300 sh      808300   n/a   n/a     n/a    808300   n/a     n/a
FANNIE MAE                     common   313586109     30372      408500 sh      408500   n/a   n/a     n/a    408500   n/a     n/a
FOX ENTERTAINMENT GRP INC-A    common   35138T107     25796      951900 sh      951900   n/a   n/a     n/a    951900   n/a     n/a
FREDDIE MAC                    common   313400301     30038      508600 sh      508600   n/a   n/a     n/a    508600   n/a     n/a
GENERAL ELECTRIC CO            common   369604103      7630      250000 sh      250000   n/a   n/a     n/a    250000   n/a     n/a
HOME DEPOT INC                 common   437076102     70285     1881300 sh     1881300   n/a   n/a     n/a   1881300   n/a     n/a
HOMESTORE INC                  common   437852106       169       40000 sh       40000   n/a   n/a     n/a     40000   n/a     n/a
INTERACTIVECORP                common   45840Q101     69633     2201500 sh     2201500   n/a   n/a     n/a   2201500   n/a     n/a
INTERFACE INC-CL A             common   458665106      9436     1186970 sh     1186970   n/a   n/a     n/a   1186970   n/a     n/a
IMPAC MORTGAGE HOLDINGS INC    common   45254P102     13910      511400 sh      511400   n/a   n/a     n/a    511400   n/a     n/a
NORDSTROM INC                  common   655664100     17492      438400 sh      438400   n/a   n/a     n/a    438400   n/a     n/a
CARMAX INC                     common   143130102     42619     1459568 sh     1459568   n/a   n/a     n/a   1459568   n/a     n/a
KROGER CO                      common   501044101     25333     1522400 sh     1522400   n/a   n/a     n/a   1522400   n/a     n/a
KOHLS CORP                     common   500255104     60055     1242600 sh     1242600   n/a   n/a     n/a   1242600   n/a     n/a
KOHLS CORP                     common   500255904     39210      811300 Call    811300   n/a   n/a     n/a    811300   n/a     n/a
LIBERTY MEDIA CORP-A           common   530718105     35685     3258900 sh     3258900   n/a   n/a     n/a   3258900   n/a     n/a
LABRANCHE & CO INC             common   505447102      6950      620000 sh      620000   n/a   n/a     n/a    620000   n/a     n/a
LOWE'S COS INC                 common   548661107     65300     1163370 sh     1163370   n/a   n/a     n/a   1163370   n/a     n/a
LUMINENT MORTGAGE CAPITAL IN   common   550278303      6721      475000 sh      475000   n/a   n/a     n/a    475000   n/a     n/a
MOHAWK INDUSTRIES INC          common   608190104     37601      456600 sh      456600   n/a   n/a     n/a    456600   n/a     n/a
NEOFORMA INC                   common   640475505       541       49800 sh       49800   n/a   n/a     n/a     49800   n/a     n/a
NUEVO ENERGY CO                common   670509108      7059      216800 sh      216800   n/a   n/a     n/a    216800   n/a     n/a
NII HOLDINGS INC-CL B          common   62913F201       621       17700 sh       17700   n/a   n/a     n/a     17700   n/a     n/a
NTL INC                        common   62940M104     39379      661500 sh      661500   n/a   n/a     n/a    661500   n/a     n/a
OCWEN FINANCIAL CORP           common   675746101      1644      170000 sh      170000   n/a   n/a     n/a    170000   n/a     n/a
OMI CORP - NEW                 common   Y6476W104      2460      215000 sh      215000   n/a   n/a     n/a    215000   n/a     n/a
PETSMART INC                   common   716768106     68608     2536325 sh     2536325   n/a   n/a     n/a   2536325   n/a     n/a
PETSMART INC                   common   716768906     90758     3355200 Call   3355200   n/a   n/a     n/a   3355200   n/a     n/a
PRICE COMMUNICATIONS CORP      common   741437305      5611      357600 sh      357600   n/a   n/a     n/a    357600   n/a     n/a
PROVIDENCE SERVICE CORP        common   743815102       627       35200 sh       35200   n/a   n/a     n/a     35200   n/a     n/a
ROYAL CARIBBEAN CRUISES LTD    common   V7780T103     41869      949400 sh      949400   n/a   n/a     n/a    949400   n/a     n/a
EVEREST RE GROUP LTD           common   G3223R108     25863      302700 sh      302700   n/a   n/a     n/a    302700   n/a     n/a
REGAL ENTERTAINMENT GROUP-A    common   758766109     42068     1913900 sh     1913900   n/a   n/a     n/a   1913900   n/a     n/a
REDWOOD TRUST INC              common   758075402     17953      288767 sh      288767   n/a   n/a     n/a    288767   n/a     n/a
REDWOOD TRUST INC              common   758075902     18651      300000 Call    300000   n/a   n/a     n/a    300000   n/a     n/a
SMITHFIELD FOODS INC           common   832248108     16427      605700 sh      605700   n/a   n/a     n/a    605700   n/a     n/a
STRAYER EDUCATION INC          common   863236105     26129      223400 sh      223400   n/a   n/a     n/a    223400   n/a     n/a
TEEKAY SHIPPING CORP           common   Y8564W103      2343       34000 sh       34000   n/a   n/a     n/a     34000   n/a     n/a
TWEETER HOME ENTERTAINMT GRP   common   901167106     11080     1173700 sh     1173700   n/a   n/a     n/a   1173700   n/a     n/a
TYCO INTERNATIONAL LTD         common   902124106      7850      274000 sh      274000   n/a   n/a     n/a    274000   n/a     n/a
INSTINET GROUP INCORPORATED    common   457750957      3525      500000 Put     500000   n/a   n/a     n/a    500000   n/a     n/a
APOLLO GROUP INC               common   037604204      1740       20000 sh       20000   n/a   n/a     n/a     20000   n/a     n/a
UNIVERSAL TECHNICAL INSTITUT   common   913915104      1214       30300 sh       30300   n/a   n/a     n/a     30300   n/a     n/a
VAN DER MOOLEN HOLDING-ADR     common   921020103      2963      320700 sh      320700   n/a   n/a     n/a    320700   n/a     n/a
WELLS FARGO & COMPANY          common   949746101     41182      726700 sh      726700   n/a   n/a     n/a    726700   n/a     n/a
WAL-MART STORES INC            common   931142103     39181      656400 sh      656400   n/a   n/a     n/a    656400   n/a     n/a
WILLIAMS-SONOMA INC            common   969904101     50941     1489500 sh     1489500   n/a   n/a     n/a   1489500   n/a     n/a
YAHOO! INC                     common   984332106     31355      646900 sh      646900   n/a   n/a     n/a    646900   n/a     n/a
YAHOO! INC                     common   984332906     52348     1080000 Call   1080000   n/a   n/a     n/a   1080000   n/a     n/a

03338.0003 #485859